Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ELFUN INTERNATIONAL EQUITY FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2025